Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

13. Earnings (Loss) Per Share

Following is the computation of earnings (loss) per basic and diluted share:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Numerator:
Net loss	$(13,176,497)	$(1,298,122)	$(20,037,455)	$(3,892,715)
Less: deemed dividend for Earnout Shares	(4,957,366)	—	(4,957,366)	—
Net loss attributable to common stockholders	$(18,133,863)	$(1,298,122)	$(24,994,821)	$(3,892,715)
Denominator:
Weighted average shares used to compute basic and diluted EPS	16,535,661	9,637,962	11,983,183	9,637,962

Basic and diluted earnings (loss) per share	$(1.10)	$(0.13)	$(2.09)	$(0.40)

Anti-dilutive securities excluded from shares outstanding:
Stock options	3,934,165	3,359,932	3,934,165	3,359,932
Warrants	18,722,425	—	18,722,425	—
Earnout shares	7,499,993	—	7,499,993	—
Debentures	2,922,425	—	2,922,425	—
Total	33,079,008	3,359,932	33,079,008	3,359,932

12. Earnings (Loss) Per Share

The following table is a calculation of the earnings (loss) per basic and diluted share:

	December 31,
	2021	2020
Numerator
Net loss	$(15,127,629)	$(7,194,038)
Denominator
Weighted average shares used to compute basic EPS	678,406	678,400
Dilutive effect of stock-based awards	—	—
Weighted average shares used to compute diluted EPS	678,406	678,400

Loss per share
Basic	$(22.30)	$(10.60)
Diluted	$(22.30)	$(10.60)

Diluted earnings (loss) per share for 2021 and 2020 excludes 277,848 and 165,100 options to purchase common shares, respectively, along with the shares related to the contingently convertible debt, because their effect would be anti-dilutive.